Debt (Details 4) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Remaining Capacity	$ 2,224.8	$ 2,267.2
Availability Under Borrowing Base Limitation	761.6	1,181.4
Senior ABL Facility
Debt Instrument [Line Items]
Remaining Capacity	751.3	1,183.7
Availability Under Borrowing Base Limitation	751.3	1,146.0
Corporate Debt
Debt Instrument [Line Items]
Remaining Capacity	751.3	1,183.7
Availability Under Borrowing Base Limitation	751.3	1,146.0
U.S. Fleet Variable Funding Notes
Debt Instrument [Line Items]
Remaining Capacity	488.8	88.8
Availability Under Borrowing Base Limitation	0	0
RCFC US Fleet Variable Funding Notes
Debt Instrument [Line Items]
Remaining Capacity	81.0	81.0
Availability Under Borrowing Base Limitation	0	0
Donlen GN II Variable Funding Note Facility
Debt Instrument [Line Items]
Remaining Capacity	105.0	105.0
Availability Under Borrowing Base Limitation	0	0
U.S. Fleet Financing Facility
Debt Instrument [Line Items]
Remaining Capacity	24.0	24.0
Availability Under Borrowing Base Limitation	0	0
European Revolving Credit Facility
Debt Instrument [Line Items]
Remaining Capacity	153.4	105.9
Availability Under Borrowing Base Limitation	0	7.9
European Securitization
Debt Instrument [Line Items]
Remaining Capacity	260.3	287.2
Availability Under Borrowing Base Limitation	0	0
Canadian Securitization
Debt Instrument [Line Items]
Remaining Capacity	111.2	100.5
Availability Under Borrowing Base Limitation	0	0
Dollar Thrifty Sponsored Canadian Securitization
Debt Instrument [Line Items]
Remaining Capacity	93.5	95.5
Availability Under Borrowing Base Limitation	0	0
Australian Securitization
Debt Instrument [Line Items]
Remaining Capacity	111.2	110.5
Availability Under Borrowing Base Limitation	0	0
Capitalized Leases
Debt Instrument [Line Items]
Remaining Capacity	45.1	85.1
Availability Under Borrowing Base Limitation	10.3	27.5
Fleet debt
Debt Instrument [Line Items]
Remaining Capacity	1,473.5	1,083.5
Availability Under Borrowing Base Limitation	$ 10.3	$ 35.4